SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Warranty Costs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Beginning Balance	$ 17,163,711	$ 14,763,321	$ 8,630,604
Addition	3,366,686	2,760,248	6,233,291
Claimed	(401,123)	(359,858)	(100,574)
Ending Balance	$ 20,129,274	$ 17,163,711	$ 14,763,321